Variable Interest Entities - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
ICBC Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2016	$ 4,310
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	64,185
ICBC Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2016	4,310
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	66,996
ICBC Agreement | Golar Snow
Variable Interest Entity [Line Items]
2016	4,310
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	66,996
ICBC Agreement | Golar Ice
Variable Interest Entity [Line Items]
2016	4,310
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	69,900
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2016	5,323
2017	20,910
2018	20,446
2019	19,934
2020	19,466
2021 and after	$ 87,051
CMBL Agreement | Golar Tundra | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.39%
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2016	$ 3,694
2017	15,151
2018	15,151
2019	15,193
2020	15,151
2021 and after	$ 75,797